Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Shareholders' Equity
Shareholders' Equity

15. Shareholders’ Equity

Stockholder Rights Plan

In 2005, the Company put in place a Rights Plan to protect the best interests of all shareholders. In general, the Plan vests stockholders of SINA with rights to purchase ordinary shares of the Company at a substantial discount from those securities’ fair market value upon a person or group acquiring, without the approval of the Board of Directors, more than 10% of the Company’s ordinary shares. Any person or group who triggers the purchase right distribution becomes ineligible to participate in the Plan, causing substantial dilution of such person or group’s holdings. The rights will expire on February 22, 2015.

In addition, the Company’s Board of Directors has the authority, without further action by its shareholders, to issue up to 3,750,000 preference shares in one or more series and to fix the powers and rights of these shares, including dividend rights, conversion rights, voting rights, terms of redemption and liquidation preferences, any or all of which may be greater than the rights associated with its ordinary shares. Preference shares could thus be issued quickly with terms calculated to delay or prevent a change in control or make removal of management more difficult. Similarly, the Board of Directors may approve the issuance of debentures convertible into voting shares, which may limit the ability of others to acquire control of the Company.

Amended and Restated 2007 Share Incentive Plan

On June 29, 2007, the Company adopted the 2007 Share Incentive Plan (the “2007 Plan”), which plan was amended and restated on August 2, 2010 (the “Amended and Restated 2007 Plan”). The Amended and Restated 2007 Plan permits the granting of share options, share appreciation rights, restricted share units and restricted shares. The Amended and Restated 2007 Plan will terminate on August 1, 2015, unless it is terminated earlier by our Board of Directors. Under the plan, a total of 10,000,000 ordinary shares of the Company are available for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted shares or pursuant to a restricted shares unit. The maximum number of ordinary shares that may be granted subject to awards under the Amended and Restated 2007 Plan during any given fiscal year will be limited to 3% of the total outstanding shares of the Company as of the end of the immediately preceding fiscal year, plus any shares remaining available under the share pool for the immediately preceding fiscal year. Share options and share appreciation rights must be granted with an exercise price of at least 100% of the fair market value on the date of grant. Upon adoption, the 2007 Plan replaced the existing 1999 Stock Plan and 1999 Directors’ Stock Option Plan and, as a result, no additional awards could be made under such plans. As of December 31, 2013, there were 848,000 options and 418,000 restricted share units outstanding under the Amended and Restated 2007 Plan.

1999 Stock Plan

In May 1999, the Company adopted the 1999 Stock Plan (the “1999 Plan”). The 1999 Plan provides for the granting of stock options to employees, consultants and directors of the Company. Options granted under the Plan may be either incentive stock options or nonqualified stock options. Incentive stock options (“ISO”) may be granted only to Company employees (including officers and directors who are also employees). Nonqualified stock options (“NSO”) may be granted to Company employees and consultants. Options under the Company’s 1999 Plan may be granted for a term of up to ten years and at prices determined by the Board of Directors of the Company, provided, however, that the exercise price of an ISO shall not be less than 100% of the fair value of the shares on the date of grant or, if granted to a 10% shareholder, shall not be less than 110% of the fair value of the shares on the date of grant. The exercise price of an NSO granted to an executive officer of the Company shall not be less than 100% of the fair value of the shares on the date of grant if such option is intended to qualify as performance-based compensation under Section 162(m) of the US Internal Revenue Code of 1986, as amended. Options granted under the 1999 Plan generally vest over a 4-year term. Certain grants are exercisable immediately under such terms and conditions as determined by the Board of Directors. Ordinary shares issued upon such early exercises are subject to rights of repurchases by the Company until such shares become fully vested. As of December 31, 2013, there were a total of 53,000 options outstanding under the 1999 Plan.

1999 Directors’ Stock Option Plan

In October 1999, the Board approved the 1999 Directors’ Stock Option Plan (the “Directors’ Plan”) covering an aggregate of 750,000 ordinary shares. The Directors’ Plan became effective on the effective date of the initial public offering and provides a non-employee director after the completion of the offering (1) a non-statutory stock option to purchase 37,500 ordinary shares on the date on which he or she first becomes a member of the Board of Directors, and (2) an additional non statutory stock option to purchase 15,000 shares on the date of each annual shareholders’ meeting immediately thereafter, if on such date he or she has served on the Board for at least six months. All options granted under the Directors’ Plan shall have an exercise price equal to 100% of the fair value of the shares on the date of grant and shall have a term of 10 years from the date of grant. All options granted under the Directors’ Plan vest in full immediately upon grant. On September 27, 2005, the shareholders of the Company approved an increase to the aggregate number of ordinary shares issuable under the Directors’ Plan from 750,000 ordinary shares to 1,125,000 ordinary shares. As of December 31, 2013, 137,000 options were outstanding under the Directors’ Plan.

Stock-Based Compensation

The following table sets stock-based compensation included in each of the accounts:

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Costs of revenues	$6,234	$3,154	$3,346
Sales and marketing	8,643	3,729	3,155
Product development	11,418	3,776	3,082
General and administrative	20,806	8,699	7,024
	$47,101	$19,358	$16,607

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. Stock based compensation for the year ended December 31, 2013 included $27.1 million to reflect the difference between the proceeds received by employees and the fair value of the vested shares sold to Alibaba. (See Note 7 — Investment in Weibo for further discussion). As of December 31, 2013, there was $9.5 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock-based awards granted to the Company’s employees and non-employee directors that will be recognized over a weighted-average period of 2.1 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Stock Options

The assumptions used to value the Company’s option grants were as follows:

	Year Ended December 31,
	2013	2012	2011
Stock options:
Expected term (in years)	4.1	3.8-4.0	—
Expected volatility	58%	62%-63%	—
Risk-free interest rate	0.6%	0.4%	—
Expected dividend yield	—	—	—

No option was granted in 2011. Expected term represents the weighted average period of time that stock-based awards granted are expected to be outstanding giving consideration to historical exercise patterns. The simplified method was used for 2013 and 2012, due to the lack of industry comparison and comparable historical exercise patterns. Options granted since 2007 have a contractual life of either six or seven years, compared ten years for previous grants. Most of the grants under the new terms have not been fully vested nor forfeited. In addition, the Company experienced significant changes in revenue mix and employee composition in recent years. For these reasons, the Company believes that share option exercise pattern on new grants may not reflect those of previous grants. Expected volatilities are based on historical volatilities of the Company’s ordinary shares over the respective expected term of the stock-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. The Company does not anticipate paying any cash dividends in the foreseeable future.

The following table sets forth the summary of number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2010	6,742
Granted*	(604)
Cancelled/expired/forfeited	21
December 31, 2011	6,159
Granted*	(1,040)
Cancelled/expired/forfeited	133
December 31, 2012	5,252
Granted*	(610)
Cancelled/expired/forfeited	69
December 31, 2013	4,711

*        In 2013, 2012 and 2011, 258,000, 246,000 and 345,000 restricted shares units, or 451,500, 430,500 and 603,750 equivalent option shares, respectively, were granted.

The following table sets forth the summary of option activities under the Company’ stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2010	1,021	$29.34	3.06	$40,321
Exercised	(239)	$25.78
Cancelled/expired/forfeited	(2)	$33.01
December 31, 2011	780	$30.42	2.08	$16,832
Granted	610	50.75
Exercised	(180)	$24.71
Cancelled/expired/forfeited	(1)	$32.84
December 31, 2012	1,209	$41.53	3.50	$11,183
Granted	160	53.83
Exercised	(325)	35.73
Cancelled/expired/forfeited	(6)	30.39
December 31, 2013	1,038	45.31	3.48	$40,411
Vested and expected to vest as of December 31, 2012	1,181	$41.33	3.45	$11,156
Exercisable as of December 31, 2012	689	$34.66	1.98	$10,826
Vested and expected to vest as of December 31, 2013	1,024	$45.21	3.46	$39,964
Exercisable as of December 31, 2013	562	$39.93	2.46	$24,927

The total intrinsic value of options exercised during 2013, 2012 and 2011 was $12.4 million, $6.8 million and $17.6 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option of the company during 2013, 2012 and 2011 was $10.3 million and $4.4 million and $6.2 million. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2013 and 2012 was $84.25 and $50.22, respectively.

As of December 31, 2013, there was $9.5 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 2.1 years. As of December 31, 2012, there was $11.1 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 2.6 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Information regarding the stock options outstanding as of December 31, 2013 and 2012 are summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2013
$ 20.86 - $33.29	221	$27.74	221	$27.74	0.89
$ 36.40 - $45.13	157	$41.72	111	$40.33	2.29
$ 51.48 - $51.48	500	$51.48	230	$51.48	4.49
$ 53.83 - $53.83	160	$53.83	—	$—	5.05
	1,038	$45.31	562	$39.93	3.48

As of December 31, 2012
$ 12.98 - $24.23	129	$20.91	129	$20.91	1.38
$ 24.39 - $30.35	107	$27.33	107	$27.33	2.41
$ 33.29 - $33.29	183	$33.29	183	$33.29	1.17
$ 33.68 - $51.48	790	$48.73	270	$45.07	4.53
	1,209	$41.53	689	$34.66	3.50

Restricted Share Units

Summary of Service-Based Restricted Share Units

The following table sets forth the summary of service-based restricted share unit (“RSU”) activities:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2010	538	$29.06
Awarded*	345	$80.83
Vested	(376)	$31.75
Cancelled	(11)	$61.09
December 31, 2011	496	$62.37
Awarded*	134	$48.57
Vested	(238)	$51.36
Cancelled	(31)	$64.34
December 31, 2012	361	$65.87
Awarded*	257	$71.24
Vested	(162)	$61.73
Cancelled	(38)	$63.07
December 31, 2013	418	$71.03

* 36,000 RSUs were granted to non-employee directors in 2013, 2012 and 2011.

As of December 31, 2013, there was $28.2 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested, service-based RSUs granted to the Company’s employees and non-employee directors. This cost is expected to be recognized over a weighted-average period of 3.1 years. As of December 31, 2012, there was $21.9 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested, service-based RSUs granted to the Company’s employees and non-employee directors. This cost is expected to be recognized over a weighted-average period of 3.0 years. The total fair value based on the respective vesting dates of the restricted share units vested was $11.3 million, $12.5 million and $34.2 million during the years ended December 31, 2013, 2012 and 2011 respectively.

Summary of Performance-Based RSUs

The following table sets forth a summary of performance-based RSU activities in the years ended December 31, 2013 and 2012:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2011	—
Awarded	112	$50.83
Issued	—
Cancelled	(44)	$50.98
December 31, 2012	68	$50.73
Awarded	—
Issued	(68)	$50.73
Cancelled	—
December 31, 2013	—

As of December 31, 2013 and 2012, there were no unrecognized compensation cost related to performance-based restricted share units granted to the Company’s employees. No performance-based RSUs were granted in 2011.

Weibo’s Stock-Based Compensation

In August 2010, the Company’s subsidiary Weibo Corporation (formerly known as T.CN Corporation) adopted a 2010 Share Incentive Plan (the “2010 Weibo Incentive Plan”, formerly known as 2010 T.CN Plan), which permits the granting of stock options, share appreciation rights, restricted share units and restricted shares of Weibo to employees, directors and consultants. Weibo granted its options equivalent to approximately 1.7%, 1.3% and 1.1% of Weibo’s ordinary shares on a fully diluted basis in 2013, 2012 and 2011, respectively. Fair value of options estimated at grant date for 2013, 2012 and 2011 was $16.9 million, $3.6 million and $1.0 million, respectively.

The following table sets forth the stock-based compensation included in each of the relevant accounts arising from Weibo’s incentive plan:

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Cost of revenues	$4,253	$201	$125
Sales and marketing	6,150	330	182
Product development	9,209	638	467
General and administrative	11,630	668	228
	$31,242	$1,837	$1,002

Stock compensation expenses related to the grants for Weibo were amortized over four years on a straight-line basis with $4.1 million, $1.8 million and $1.0 million in 2013, 2012 and 2011, respectively. Stock-based compensation related to 2010 Weibo Incentive Plan for the year ended December 31, 2013 included a $27.1 million expense, which was the difference between the purchase price and the fair value of ordinary shares or vested options purchased from employees in connection with the Alibaba transaction (See Note 7).

Weibo’s Stock Options

Weibo uses the Black-Scholes option pricing model to estimate the fair value of stock options. The assumptions used to value Weibo’s option grants were as follows:

	Year Ended December 31,
	2013	2012	2011
Stock options:
Expected term (in years)	3.5 - 4.8	3.5 - 4.8	4.8
Expected volatility	54% -61%	60% - 63%	52% - 55%
Risk-free interest rate	0.5% - 1.2%	0.4% - 0.8%	1.1% - 1.8%
Expected dividend yield	—	—	—

Expected term represents the weighted average period of time that stock-based awards granted are expected to be outstanding taking consideration of historical exercise patterns. Due to the lack of industry comparison and comparable historical exercise pattern, Weibo used the simplified method to calculate the expected term. Expected volatilities are based on historical volatilities of comparable companies’ ordinary shares over the respective expected term of the stock-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. Weibo does not anticipate paying any cash dividends in the foreseeable future.

The following table sets forth a summary of the number of shares available for issuance under Weibo’s incentive plan:

Shares Available
(In thousands)
December 31, 2010 (unaudited)	8,224
Granted	(1,879)
Cancelled/expired/forfeited	383
December 31, 2011	6,728
Granted	(2,175)
Cancelled/expired/forfeited	908
Repurchased	2,625
December 31, 2012	8,086
Granted*	(4,772)
Cancelled/expired/forfeited	1,157
Repurchased	177
December 31, 2013	4,648

*                          In 2013, 800,000 restricted share units or 1,400,000 equivalent option shares was granted (see Restricted Share Units of Weibo section below for details), in addition to 3,372,000 stock options granted.

The following table sets forth the summary of option activities under Weibo’ stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2010	26,776	$0.36	6.4	$1,250
Granted	1,879	$1.13
Cancelled/expired/forfeited	(383)	$0.38
December 31, 2011	28,272	$0.41	5.5	$82,726
Granted	2,175	$3.34
Exercise	(3,445)	$0.36
Cancelled/expired/forfeited	(908)	$0.60
Repurchased	(2,625)	$0.36

December 31, 2012	23,469	$0.69	4.6	$60,226
Granted	3,372	$3.38
Exercise	(3,449)	$0.38
Cancelled/expired/forfeited	(1,157)	$2.49
Repurchased	(3,674)	$0.45

December 31, 2013	18,561	$1.17	4.3	$239,975

Vested and expected to vest as of December 31, 2012	23,006	$0.67	4.6	$59,507
Exercisable as of December 31, 2012	8,557	$0.38	4.5	$24,584
Vested and expected to vest as of December 31, 2013	18,261	$1.14	4.3	$236,716
Exercisable as of December 31, 2013	8,957	$0.48	3.7	$122,026

The total intrinsic value of options exercised for the years ended December 31, 2013, 2012 and 2011 was $37.3 million, $10.3 million and nil, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option for Weibo during the years ended December 31, 2013, 2012 and 2011 was $1.0 million, nil and $2.2 million, respectively.

As of December 31, 2013 and 2012, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to Weibo’s employees and directors was $16.4 million and $4.8 million, respectively.  Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 1.9 years and may be adjusted for future changes in estimated forfeitures.

Information regarding stock options of Weibo outstanding is summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2013
$ 0.36 - $0.41	12,571	$0.36	7,989	$0.36	3.7
$ 0.96 - $1.80	1,324	$1.14	830	$1.14	4.3
$ 3.25 - $3.36	2,822	$3.30	138	$3.26	5.6
$ 3.43 - $3.50	1,844	$3.48	—	$—	6.6
	18,561	$1.17	8,957	$0.48	4.3

As of December 31, 2012
$ 0.36 - $0.41	19,567	$0.36	8,522	$0.37	4.6
$ 0.96 - $1.80	1,778	$1.14	—	$—	4.6
$ 3.25 - $3.36	2,124	$3.34	35	$3.35	4.7
	23,469	$0.69	8,557	$0.38	4.6

Weibo’s Restricted Share Units

The following table sets forth the summary of service-based restricted share unit activities for Weibo:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2012	—
Awarded	800	$13.19
December 31, 2013	800	$13.19

As of December 31, 2013, there was $9.2 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested, service-based RSUs granted to Weibo’s employees and non-employee directors. This cost is expected to be recognized over a weighted-average period of 3.9 years. There were no restricted share units vested during the year ended December 31, 2013.